Risk management (Details 9) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest-earning assets:
Financial assets measured at fair value through profit or loss	R$ 20,722	R$ 158,923	R$ 0
Debt instruments	3,504	140,467	0
Trading derivatives	17,218	18,456	0
Financial Assets Held For Trading	0	0	65,265
Debt instruments	0	0	43,856
Trading derivatives	0	0	21,410
Available-For-Sale Financial Assets	0	0	121,399
Debt instruments	0	0	121,399
Other Financial Assets At Fair Value Through Profit Or Loss	47,795	34,691	2,640
Debt instruments	47,795	34,691	2,640
Investments Held to Maturity	10,633	9,731
Non-Discounted Future Flows Except Derivatives - Financial assets at amortized cost	457,369
Non-Current Assets Held For Sale	0	0	13,419
Reserves from Brazilian Central Bank	69,663	70,103	59,051
Financial Assets Measured at Amortized Cost	0	387,758
Loans and Receivables	0	0	415,515
Total	606,182	661,206	677,290
Interest-bearing liabilities:
Deposits from credit institutions	85,657	400,307	360,951
Subordinated Debts / Debt Instruments Eligible to Compose Capital	20,239	19,544	8,848
Marketable debt securities	23,501	93,372	73,491
Trading derivatives	576,693	18,726	20,310
Short positions	0	32,440	32,531
Total	706,090	564,389	496,130
0 to 30 days
Interest-earning assets:
Financial assets measured at fair value through profit or loss	3,766	7,388	0
Debt instruments	46	5,361	0
Trading derivatives	3,720	2,027	0
Financial Assets Held For Trading	0	0	5,051
Debt instruments	0	0	654
Trading derivatives	0	0	4,398
Available-For-Sale Financial Assets	0	0	925
Debt instruments	0	0	925
Other Financial Assets At Fair Value Through Profit Or Loss	2,642	379	38
Debt instruments	2,642	379	38
Investments Held to Maturity	99	24	0
Non-Discounted Future Flows Except Derivatives - Financial assets at amortized cost	32,417
Non-Current Assets Held For Sale	0	0	81
Reserves from Brazilian Central Bank	69,663	70,103	59,051
Financial Assets Measured at Amortized Cost	0	29,234	0
Loans and Receivables	0	0	74,887
Total	108,587	107,128	140,034
Interest-bearing liabilities:
Deposits from credit institutions	3,697	198,259	150,979
Subordinated Debts / Debt Instruments Eligible to Compose Capital	4,597	9,857	0
Marketable debt securities	23,501	13,395	4,445
Trading derivatives	250,678	1,104	4,618
Short positions	0	32,440	32,531
Total	282,473	255,055	192,573
31 to 180 days
Interest-earning assets:
Financial assets measured at fair value through profit or loss	1,103	6,199	0
Debt instruments	15	5,236	0
Trading derivatives	1,088	963	0
Financial Assets Held For Trading	0	0	1,788
Debt instruments	0	0	899
Trading derivatives	0	0	889
Available-For-Sale Financial Assets	0	0	1,283
Debt instruments	0	0	1,283
Other Financial Assets At Fair Value Through Profit Or Loss	1,160	9,230	13
Debt instruments	1,160	9,230	13
Investments Held to Maturity	111	558	0
Non-Discounted Future Flows Except Derivatives - Financial assets at amortized cost	89,335
Non-Current Assets Held For Sale	0	0	169
Reserves from Brazilian Central Bank	0	0	0
Financial Assets Measured at Amortized Cost	0	111,216	0
Loans and Receivables	0	0	93,587
Total	91,709	127,203	96,840
Interest-bearing liabilities:
Deposits from credit institutions	26,096	46,926	50,936
Subordinated Debts / Debt Instruments Eligible to Compose Capital	1,621	0	807
Marketable debt securities	0	21,343	36,855
Trading derivatives	89,178	1,370	659
Short positions	0	0	0
Total	116,895	69,639	89,257
181 to 365 days
Interest-earning assets:
Financial assets measured at fair value through profit or loss	802	12,162	0
Debt instruments	205	8,443	0
Trading derivatives	597	3,719	0
Financial Assets Held For Trading	0	0	6,737
Debt instruments	0	0	5,919
Trading derivatives	0	0	818
Available-For-Sale Financial Assets	0	0	12,695
Debt instruments	0	0	12,695
Other Financial Assets At Fair Value Through Profit Or Loss	4,853	379	51
Debt instruments	4,853	379	51
Investments Held to Maturity	327	126	0
Non-Discounted Future Flows Except Derivatives - Financial assets at amortized cost	65,395
Non-Current Assets Held For Sale	0	0	227
Reserves from Brazilian Central Bank	0	0	0
Financial Assets Measured at Amortized Cost	0	45,564	0
Loans and Receivables	0	0	45,397
Total	71,377	58,231	65,107
Interest-bearing liabilities:
Deposits from credit institutions	19,829	67,142	66,571
Subordinated Debts / Debt Instruments Eligible to Compose Capital	1,074	0	257
Marketable debt securities	0	15,290	12,904
Trading derivatives	92,856	3,257	504
Short positions	0	0	0
Total	113,759	85,689	80,236
1 to 5 years
Interest-earning assets:
Financial assets measured at fair value through profit or loss	8,894	80,590	0
Debt instruments	638	71,347	0
Trading derivatives	8,256	9,243	0
Financial Assets Held For Trading	0	0	32,841
Debt instruments	0	0	19,582
Trading derivatives	0	0	13,259
Available-For-Sale Financial Assets	0	0	56,167
Debt instruments	0	0	56,167
Other Financial Assets At Fair Value Through Profit Or Loss	23,638	18,666	543
Debt instruments	23,638	18,666	543
Investments Held to Maturity	4,066	3,904	0
Non-Discounted Future Flows Except Derivatives - Financial assets at amortized cost	159,615
Non-Current Assets Held For Sale	0	0	3,370
Reserves from Brazilian Central Bank	0	0	0
Financial Assets Measured at Amortized Cost	0	116,107	0
Loans and Receivables	0	0	117,084
Total	196,213	219,267	210,005
Interest-bearing liabilities:
Deposits from credit institutions	31,407	79,161	84,274
Subordinated Debts / Debt Instruments Eligible to Compose Capital	9,119	0	7,784
Marketable debt securities	0	33,627	18,421
Trading derivatives	132,865	9,673	12,243
Short positions	0	0	0
Total	173,391	122,461	122,722
Above 5 years
Interest-earning assets:
Financial assets measured at fair value through profit or loss	6,157	52,584	0
Debt instruments	2,600	50,080	0
Trading derivatives	3,557	2,504	0
Financial Assets Held For Trading	0	0	18,848
Debt instruments	0	0	16,801
Trading derivatives	0	0	2,046
Available-For-Sale Financial Assets	0	0	50,329
Debt instruments	0	0	50,329
Other Financial Assets At Fair Value Through Profit Or Loss	15,502	6,037	1,994
Debt instruments	15,502	6,037	1,994
Investments Held to Maturity	6,030	5,119	0
Non-Discounted Future Flows Except Derivatives - Financial assets at amortized cost	110,607
Non-Current Assets Held For Sale	0	0	9,573
Reserves from Brazilian Central Bank	0	0	0
Financial Assets Measured at Amortized Cost	0	85,637	0
Loans and Receivables	0	0	84,560
Total	138,296	149,377	165,304
Interest-bearing liabilities:
Deposits from credit institutions	4,628	8,819	8,191
Subordinated Debts / Debt Instruments Eligible to Compose Capital	3,828	9,687	0
Marketable debt securities	0	9,717	866
Trading derivatives	11,116	3,322	2,285
Short positions	0	0	0
Total	R$ 19,572	R$ 31,545	R$ 11,342